Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Other investments, at fair value	$ 485.7	$ 201.0
Total investments	3,237.4	3,834.7
Cash and cash equivalents	873.0	743.0
Restricted cash and cash equivalents	374.6	203.6
Accrued investment income	28.3	35.3
Premiums and other receivables (net of allowance for credit losses of $15.8, 2024: $11.8)	3,322.2	2,729.4
Deferred reinsurance premiums	1,441.5	1,422.2
Reinsurance balances recoverable on paid losses (net of allowance for credit losses of $0.3, 2024: $0.2)	438.7	278.4
Reinsurance balances recoverable on reserves for losses and loss adjustment expenses (net of allowance for credit losses of $0.9, 2024: $0.8)	1,195.6	1,255.6
Deferred policy acquisition costs (includes The Fidelis Partnership deferred commissions of $243.4, 2024: $200.2)	1,085.0	877.9
Other assets	272.7	176.9
Total assets	12,443.8	11,765.9
Liabilities
Reserves for losses and loss adjustment expenses	2,607.1	3,134.3
Unearned premiums	4,384.8	3,651.5
Reinsurance balances payable	1,659.6	1,540.6
Long term debt	843.2	448.9
Preference securities	0.0	58.4
Other liabilities	91.8	98.0
Total liabilities	10,044.2	9,317.5
Commitments and contingencies
Shareholders' equity
Common shares ($0.01 par, issued and outstanding: 96,651,534, 2024: 111,730,209)	1.0	1.2
Common shares held in treasury, at cost (shares held: nil, 2024: 6,570,003)	0.0	(105.5)
Additional paid-in capital	1,685.6	2,044.6
Accumulated other comprehensive income	37.1	4.5
Retained earnings	675.9	503.6
Total shareholders' equity	2,399.6	2,448.4
Total liabilities and shareholders' equity	12,443.8	11,765.9
Related Party
Assets
Amounts due from The Fidelis Partnership (net of allowance for credit losses of $nil, 2024: $nil)	174.8	208.9
Liabilities
Amounts due to The Fidelis Partnership	457.7	385.8
Fixed maturity securities
Assets
Debt securities available-for-sale excluding accrued interest	2,640.4	3,411.6
Short-term investments
Assets
Debt securities available-for-sale excluding accrued interest	$ 111.3	$ 222.1